LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
LOSS PER SHARE
LOSS PER SHARE

17. LOSS PER SHARE

Loss per share is calculated as follows:

	For the six months	For the six months	For the six months
	ended June	ended June	ended June
	30, 2019	30, 2020	30, 2020
	RMB	RMB	US$
			(Note 3)
Numerator:

Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	(40,486,287)	415,176,032	58,764,353
Change in redeemable noncontrolling interest	(10,497,201)	(738,246)	(104,492)
Net loss attributable to ordinary shareholders	(50,983,488)	414,437,786	58,659,861

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	84,283,464	115,876,017	115,876,017

Loss per share
- Basic and diluted	(0.60)	3.88	0.55

The Company had 13,213,978 and 25,063,978 stock options, warrants and non-vested shares outstanding as of December 31, 2019 and June 30, 2020, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.

25. LOSS PER SHARE

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2017	31, 2018	31, 2019	31, 2019
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	(118,165,850)	(217,092,926)	(177,795,168)	(25,538,677)
Change in redeemable noncontrolling interest	(57,126,233)	(40,918,773)	(12,827,598)	(1,842,569)
Net loss attributable to ordinary shareholders	(175,292,083)	(258,011,699)	(190,622,766)	(27,381,246)

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	33,426,448	62,114,760	106,407,008	106,407,008

Loss per share
- Basic and diluted	(5.24)	(4.15)	(1.79)	(0.26)

The Company had 5,778,846,  20,383,333 and 13,213,978 stock options, warrants and non-vested shares outstanding as of December 31, 2017, 2018 and 2019, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.